Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Accounts Receivable Abstract
Institutions	$ 160	$ 82
Prepaid expenses	215	182
Other items	18	16
Total	$ 393	$ 280